Received SEC

OCT 17 2011

Washington, DC 20549

NYSE Regulation

NYSE Regulation, Inc.
11 Wall Street, 10th Floor
New York, NY 10005
nyseregulation.com

11008256

CGTNYS
001-35075

October 17, 2011

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531, 100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

This is to certify that on October 17, 2011 the NYSE Amex LLC (the "Exchange") received from [redacted] "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Shares, no par value

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Jamie Patturelli
Director, Corporate Compliance
NYSE Regulation, Inc.